10-K Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Stock-Based Compensation
Class P Interests
On October 14, 2020, BIHL established and authorized for issuance 40,750,000 Class P Interests for certain key employees of the Company. In December 2023 and January 2024, BIHL authorized for issuance an additional 4,766,315 and 553,048 Class P Interests, respectively, for a total of 46,069,363 Class P Interests authorized for issuance as of June 30, 2024. Each grant is subject to vesting and repurchase provisions, as well as other conditions.
On June 30, 2024, in preparation for the dissolution of BIHL, the general partners of BIHL approved the valuation and the acceleration of unvested Class P Interests, which upon the dissolution of BIHL will be exchanged for shares of the Company’s common stock held by BIHL with no further vesting conditions. Accordingly, on June 30, 2024, the Company accelerated the remaining unrecognized compensation cost associated with the Class P Interests of $1.3 million through operating expenses within the Company’s Condensed Consolidated Statements of Income and Comprehensive Income. See Note 15 for additional information on the dissolution of BIHL.
2024 Plan
On May 22, 2024, the Board approved and adopted the 2024 Plan, which provides for the grant of stock options (including ISOs and nonqualified stock options), stock appreciation rights, restricted stock, RSUs, other stock-based awards, stock bonuses, cash awards and substitute awards.
A total of 3,152,941 shares of common stock were initially authorized and reserved for issuance under the 2024 Plan. The reserve increases on January 1 of each year, starting in 2025, by an amount equal to the lesser of: (a) 2.0% of the fully-diluted shares on the preceding December 31, and (b) a smaller amount as determined by the Board.
On May 22, 2024, the Board approved the grant of RSUs to the Company’s employees and certain Board directors, and PSUs to its CEO. As of June 30, 2024, 891,526 shares of common stock were granted under the 2024 Plan.
Restricted Stock Units
On May 22, 2024, the Board approved the grant of 762,115 RSUs with a grant-date fair value of $17.00 per share. The RSUs issued to employees and a one-time issuance to one of the Company’s directors have a four-year vesting period. These RSUs vest 20% per year for the first three years following issuance and 40% at the end of the fourth year, and are contingent upon the employee’s continuous employment or the director’s continuous service as a director with the Company throughout the vesting period. In addition, the RSUs issued to directors of the Company under the Company’s non-employee director compensation policy are contingent upon the director’s continuous service as a director through the vesting date, which is the earliest of: (a) the one-year anniversary of the grant date, (b) the date of the regular annual meeting of the Company’s stockholders held following the grant date, or (c) the date of the consummation of a change in control.
The following table provides a summary of RSU activities during the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Grant-Date Fair Value
Granted and unvested at December 31, 2023	—	$—
Granted	762,115	17.00
Vested	—	—
Forfeited	—	—
Granted and unvested at June 30, 2024	762,115	$17.00
The Company recognizes the compensation cost for the RSUs on a straight-line basis over the awards’ vesting period.
The Company recognized compensation costs associated with the RSUs of $0.4 million in the three and six-month periods ended June 30, 2024, compared to nil for the same periods in 2023.
As of June 30, 2024, total unrecognized compensation cost for the RSUs was $12.6 million and the weighted average period over which the cost is expected to be recognized is approximately 3.8 years.
Performance Stock Units
On May 22, 2024, the Board approved the grant of 129,411 PSUs to the Company’s CEO. The grant-date fair value of the PSUs, which was valued based on a Monte Carlo simulation model, was $10.04 per share. The PSUs include both a service and a market condition, and may be settled in cash upon the occurrence of an event that is outside of the Company’s control. The vesting of the PSUs are contingent upon the CEO’s continuous employment and service to the Company through May 22, 2027. The number of PSUs earned, which range from 0 - 125% of the PSUs granted, are based on the achievement of certain compounded annual growth rate milestones of BSHI’s common stock compared its IPO price of $17.00 per share for any 20 business day period between the second and third anniversaries of the grant date.
Since the PSUs are required to be settled in cash upon the occurrence of an event that is outside of the Company’s control, the PSUs are accounted for as mezzanine equity on the Company’s Condensed Consolidated Balance Sheets until the vesting date.
The following table provides a summary of PSU activity during the six months ended June 30, 2024:

	Number of PSUs	Weighted Average Grant-Date Fair Value
Granted and unvested at December 31, 2023	—	$—
Granted	129,411	10.04
Vested	—	—
Forfeited	—	—
Granted and unvested at June 30, 2024	129,411	$10.04
The following table summarizes the significant inputs used in the Monte Carlo simulation model to determine the grant-date fair value of the PSUs awarded:

Inputs
Expected term (in years)	3
Expected volatility	27.0%
Expected dividend yield	—%
Risk-free interest rate	4.6%
The Company recognizes the compensation cost for PSUs on a straight-line basis over the award’s vesting period.
The Company recognized compensation costs associated with the PSUs of $46.3 thousand in the three and six-month periods ended June 30, 2024, compared to nil for the same period in 2023.
As of June 30, 2024, total unrecognized compensation cost for the PSUs was $1.3 million and the weighted average period over which the cost is expected to be recognized is approximately 2.9 years.
Warrants
On May 22, 2024, the Board approved the issuance of warrants to AmFam to purchase 1,614,250 shares of the Company’s common stock (the warrants associated with such shares the “Initial Warrants”) and, upon the exercise of the underwriters overallotment option, on May 28, 2024, the Company issued to AmFam warrants to purchase 56,471 additional shares of the Company’s common stock (the warrants associated with such additional shares, individually, the “Overallotment Warrants” and together with the Initial Warrants, the “Warrants”).
The Warrants, which are subject to a five-year service condition, are accounted for as stock-based compensation under ASC 718. The grant-date fair value of the Initial Warrants and Overallotment Warrants were $9.13 per share and $17.50 per share, respectively. The Warrants vest 20% per year over the five-year service period and have a stated and weighted average exercise price of $17.00 per share. The vested portion of the Warrants may be exercised at any time, in whole or in part, until the ten-year anniversary of the issuance dates.
As of June 30, 2024, none of the Warrants have vested or have been exercised.
The following table summarizes the significant inputs used in the Black-Scholes-Merton pricing models to determine the grant-date fair value of the Warrants issued:

	Initial Warrants	Overallotment Warrants
Expected term (in years)	10	10
Expected volatility	34.0%	34.0%
Expected dividend yield	—%	—%
Risk-free interest rate	4.4%	4.5%
The Company recognizes compensation cost for the Warrants on a quarterly basis over the awards’ vesting period.
The Company recognized compensation costs associated with the Warrants of $0.3 million in the three and six-month periods ended June 30, 2024, compared to nil for the same period in 2023. As of June 30, 2024, total unrecognized compensation cost for the Warrants were $15.4 million.
Share-Based Compensation
On October 14, 2020, BIHL established and authorized for issuance 40,750,000 Class P Interests for certain key employees of the Company. In December 2023, BIHL authorized for issuance an additional 4,766,315 Class P Interests for a total of 45,516,315 Class P Interests authorized for issuance as of December 31, 2023. Each grant is subject to vesting and repurchase provisions, as well as other conditions.
Each Class P Interest is structured as a profit interest award and entitles the employees to profits after the partners of BIHL receive a return of their initial investments. Pursuant to the BIHL Partnership Agreement, since the Company is a wholly-owned subsidiary of BIHL, the profits of the Company ultimately flow through to BIHL. The Class P Interests are entitled to receive distributions upon BIHL meeting certain performance and market-based conditions over a five-year period. The general partners of BIHL can determine if distributions will be made in the form of assets, including shares of the Company, common stock held by BIHL, or cash. The Class P Interests vest using a graded method over 5 years commencing on the date of grant.
The following is a summary of activity related to the unvested Class P Interests:

	2023
	Units	Weighted Average Grant Date Fair Value
Granted and unvested at beginning of period	25,978,125	$0.06
Issued	3,253,208	0.37
Vested	(5,808,233)	0.08
Forfeited	(2,207,291)	0.03
Granted and unvested at end of year	21,215,809	$0.11
The Company estimates the fair value of the Class P Interest using a Monte Carlo simulation method, which calculates many potential outcomes for an award and determines fair value based on the most likely outcome.
As of December 31, 2023, and 2022, total unrecognized compensation expense was $1.5 million and $0.9 million, respectively, and the weighted average period over which the expense is expected to be recognized is approximately 1.9 and 1.5 years, respectively.